Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the period	¥ 4,461
Currency translation differences	216	¥ 38
At end of the period	8,652
Equity Investments
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the period	4,461	3,331
Additions	708
Fair value change	3,428	944
Currency translation differences	55	24
At end of the period	¥ 8,652	¥ 4,299